Fixed Assets (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Fixed Assets	$ 4,472,000	$ 3,321,000
Accumulated depreciation & amortization	(1,152,000)	(331,000)
Fixed assets, net	3,320,000	2,990,000
Equipment [Member]
Fixed Assets	282,000	154,000
Furniture and Fixtures [Member]
Fixed Assets	412,000	329,000
Software and Software Development Costs [Member] | Minimum [Member]
Fixed Assets	3,737,000	2,797,000
Lyons Capital Llc [Member] | Leasehold Improvements [Member]
Fixed Assets	$ 41,000	$ 41,000